Intangible Assets and Goodwill (Tables)	12 Months Ended
Jan. 01, 2012
Intangible Assets and Goodwill [Abstract]
Intangible assets

(Dollars in Millions)	2011	2010
Intangible assets with definite lives:
Patents and trademarks — gross	$7,947	6,660
Less accumulated amortization	2,976	2,629

Patents and trademarks — net	$4,971	4,031

Other intangibles — gross	$8,716	7,674
Less accumulated amortization	3,432	2,880

Other intangibles — net	$5,284	4,794

Intangible assets with indefinite lives:
Trademarks	$6,034	5,954
Purchased in-process research and development	1,849	1,937

Total intangible assets with indefinite lives	$7,883	7,891

Total intangible assets — net	$18,138	16,716

Goodwill

(Dollars in Millions)	Consumer	Pharmaceuticals	Med Devices and Diagnostics	Total
Goodwill at January 3, 2010	$8,074	1,244	5,544	14,862

Acquisitions	—	—	397	397
Currency translation/other*	70	(19)	(16)	35

Goodwill at January 2, 2011	$8,144	1,225	5,925	15,294

Acquisitions	251	538	198	987
Currency translation/other	(97)	(42)	(4)	(143)

Goodwill at January 1, 2012	$8,298	1,721	6,119	16,138

*	Includes reclassification between segments.